COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating expenses
Total	$ 202,719,218	$ 255,839,291	$ 270,107,357
Promotions related with credit cards
Other operating expenses
Total	24,638,887	27,371,236	13,609,167
Turnover tax
Other operating expenses
Total	122,247,570	108,403,482	157,466,847
Fair value on initial recognition of loans
Other operating expenses
Total	16,081,964	1,305,700	593,962
Contributions made to deposit insurance system
Other operating expenses
Total	7,984,540	5,658,584	6,734,127
Loan and credit card balance adjustments
Other operating expenses
Total	4,000,056	2,152,207	3,556,648
Interest on liabilities for financial leases
Other operating expenses
Total	3,599,457	2,526,891	96,511
Coverage services
Other operating expenses
Total	180,544	179,734	78,938
Miscellaneous loss provision
Other operating expenses
Total	1,866,894	904,848	1,910,339
Others allowances
Other operating expenses
Total	7,054,184	71,504,234	29,479,135
Impairment of investment property
Other operating expenses
Total	668,493	13,403,341	20,087,747
Other
Other operating expenses
Total	$ 14,396,629	$ 22,429,034	$ 36,493,936